CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (Parentheticals) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Net revenues:
Origination and servicing expenses	¥ 15,348	$ 2,408	¥ 29,022	¥ 73,008
Loan service fee
Net revenues:
Net revenues from related party	¥ 0	$ 0	¥ 20	¥ 306